Capital [Member] Average Annual Total Returns - Capital - Capital Shares	12 Months Ended	50 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.11%	2.71%
Performance Inception Date		Oct. 22, 2020